Operating Segments - Additional Information (Details)	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Disclosure of operating segments [line items]
Percentage of annual revenue	100.00%	100.00%
Bottom of range [member]
Disclosure of operating segments [line items]
Percentage of annual revenue	10.00%	10.00%